employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
employee future benefits
Undrawn letters of credit that secure obligations	$ 115	$ 108
Estimated contributions to defined benefit plans in 2022	$ 32